EQUIPMENT (Details) - USD ($)	Sep. 30, 2017	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Property, Plant and Equipment [Line Items]
Equipment, Cost	$ 612,284	$ 595,102	$ 186,164
Accumulated Depreciation	416,053	367,681	109,414
Equipment, Net	196,231	227,421	76,750	$ 100,629
Computers and electronics [Member]
Property, Plant and Equipment [Line Items]
Equipment, Cost	252,120	250,538	152,246
Accumulated Depreciation	214,817	204,258	96,379
Equipment, Net	37,303	46,280	55,867
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Equipment, Cost	36,795	36,795	22,496
Accumulated Depreciation	27,123	26,096	10,118
Equipment, Net	9,672	10,699	12,378
Demonstration equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment, Cost	200,186	184,586	0
Accumulated Depreciation	77,878	44,420	0
Equipment, Net	122,308	140,166	0
Manufacturing equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment, Cost	88,742	88,742	0
Accumulated Depreciation	85,342	84,982	0
Equipment, Net	3,400	3,760	0
Tools and parts [Member]
Property, Plant and Equipment [Line Items]
Equipment, Cost	11,422	11,422	11,422
Accumulated Depreciation	5,138	4,472	2,917
Equipment, Net	6,284	6,950	8,505
Assets under capital lease [Member]
Property, Plant and Equipment [Line Items]
Equipment, Cost	23,019	23,019	0
Accumulated Depreciation	5,755	3,453	0
Equipment, Net	$ 17,264	$ 19,566	$ 0